Quarterly Holdings Report
for
Fidelity® New Markets Income Fund
September 30, 2023
NMI-NPRT3-1123
1.808781.119
Nonconvertible Bonds - 32.4%
	Principal Amount (a)	Value ($)
Azerbaijan - 1.1%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)	31,439,000	31,248,480
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)	11,845,000	11,934,667
TOTAL AZERBAIJAN		43,183,147
Bahrain - 0.8%
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)	28,868,000	29,280,524
Brazil - 1.8%
Adecoagro SA 6% 9/21/27 (b)	6,168,000	5,794,836
Aegea Finance SARL 9% 1/20/31 (b)	3,505,000	3,524,278
Azul Secured Finance LLP:
11.5% 5/28/29 (b)	18,120,325	15,538,179
11.93% 8/28/28 (b)	5,755,000	5,702,514
Braskem Netherlands BV 7.25% 2/13/33 (b)	2,660,000	2,440,816
Embraer Netherlands Finance BV:
5.4% 2/1/27	3,820,000	3,714,912
6.95% 1/17/28 (b)	3,270,000	3,267,809
7% 7/28/30 (b)	7,350,000	7,269,701
MARB BondCo PLC 3.95% 1/29/31 (b)	2,935,000	2,164,709
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)	12,957,434	9,857,368
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)	4,930,000	4,472,743
Nexa Resources SA 6.5% 1/18/28 (b)	4,920,000	4,658,305
TOTAL BRAZIL		68,406,170
Burkina Faso - 0.2%
Endeavour Mining PLC 5% 10/14/26 (b)	6,890,000	6,114,462
Cambodia - 0.2%
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)	7,185,000	6,905,360
Chile - 1.7%
Antofagasta PLC:
2.375% 10/14/30 (b)	15,695,000	12,208,984
5.625% 5/13/32 (b)	5,445,000	5,161,860
Chile Electricity LUX MPC SARL 6.01% 1/20/33 (b)	3,515,000	3,488,638
Corporacion Nacional del Cobre de Chile (Codelco):
3.15% 1/14/30 (b)	7,740,000	6,541,384
3.15% 1/15/51 (b)	8,130,000	4,764,180
3.7% 1/30/50 (b)	14,035,000	9,087,522
4.5% 8/1/47 (b)	6,855,000	5,152,424
5.125% 2/2/33 (b)	5,740,000	5,290,214
5.95% 1/8/34 (b)	3,995,000	3,865,737
VTR Comunicaciones SpA:
4.375% 4/15/29 (b)	4,050,000	2,236,694
5.125% 1/15/28 (b)	16,142,000	9,038,390
TOTAL CHILE		66,836,027
China - 1.5%
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)	12,435,000	11,346,813
ENN Energy Holdings Ltd. 4.625% 5/17/27 (b)	10,930,000	10,464,742
Meituan:
2.125% 10/28/25 (b)	11,635,000	10,684,770
3.05% 10/28/30 (b)	10,295,000	7,978,625
Prosus NV:
3.061% 7/13/31 (b)	6,215,000	4,614,327
3.832% 2/8/51 (b)	7,355,000	4,031,717
4.193% 1/19/32 (b)	11,350,000	9,037,892
TOTAL CHINA		58,158,886
Colombia - 0.9%
Ecopetrol SA 8.875% 1/13/33	9,845,000	9,591,245
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)	11,545,000	8,182,519
Gcm Mining Corp. 6.875% 8/9/26 (b)	6,230,000	4,952,850
GeoPark Ltd. 5.5% 1/17/27 (b)	2,535,000	2,161,088
Oleoducto Central SA 4% 7/14/27 (b)	4,398,000	3,918,618
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)	5,438,950	5,071,821
TOTAL COLOMBIA		33,878,141
Costa Rica - 0.1%
Liberty Costa Rica SR SF 10.875% 1/15/31 (b)	4,280,000	4,276,961
Georgia - 0.2%
JSC Georgian Railway 4% 6/17/28 (b)	6,755,000	5,842,400
Ghana - 1.1%
Kosmos Energy Ltd. 7.125% 4/4/26 (b)	26,024,000	24,442,261
Tullow Oil PLC 10.25% 5/15/26 (b)	22,535,000	19,493,000
TOTAL GHANA		43,935,261
Guatemala - 0.5%
CT Trust 5.125% 2/3/32 (b)	8,720,000	6,749,280
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)	6,260,000	5,696,600
Millicom International Cellular SA 4.5% 4/27/31 (b)	7,595,000	5,411,438
TOTAL GUATEMALA		17,857,318
Hungary - 0.1%
Magyar Export-Import Bank 6.125% 12/4/27 (b)	3,730,000	3,664,166
India - 0.2%
CA Magnum Holdings 5.375% 10/31/26 (b)	8,295,000	7,319,010
Indonesia - 1.5%
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (b)	15,125,000	14,039,933
PT Adaro Indonesia 4.25% 10/31/24 (b)	12,520,000	12,042,362
PT Freeport Indonesia:
4.763% 4/14/27 (b)	4,870,000	4,619,926
5.315% 4/14/32 (b)	8,260,000	7,435,652
6.2% 4/14/52 (b)	5,635,000	4,711,649
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (b)	13,335,000	12,409,884
PT Pertamina Geothermal Energy 5.15% 4/27/28 (b)	3,980,000	3,875,963
TOTAL INDONESIA		59,135,369
Israel - 0.8%
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (b)	15,080,000	14,006,304
Leviathan Bond Ltd.:
6.125% 6/30/25 (Reg. S) (b)	16,920,000	16,442,856
6.5% 6/30/27 (Reg. S) (b)	2,365,000	2,240,838
TOTAL ISRAEL		32,689,998
Kazakhstan - 0.6%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)	10,395,000	7,775,252
5.75% 4/19/47 (b)	5,240,000	4,074,519
Nostrum Oil & Gas Finance BV:
5% 6/30/26 (b)	9,429,000	5,664,566
14% 6/30/26 pay-in-kind (b)(c)	6,183,257	1,592,189
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)	7,000,000	5,301,100
TOTAL KAZAKHSTAN		24,407,626
Kuwait - 0.2%
Meglobal BV 4.25% 11/3/26 (b)	5,000,000	4,740,150
MEGlobal Canada, Inc. 5% 5/18/25 (b)	3,000,000	2,923,590
TOTAL KUWAIT		7,663,740
Luxembourg - 0.2%
TMS Issuer SARL 5.78% 8/23/32 (b)	5,860,000	5,849,393
Malaysia - 1.1%
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)	15,305,000	12,015,802
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25 (b)	3,770,000	3,624,252
3.75% 4/6/27 (b)	12,315,000	11,377,829
Petronas Capital Ltd.:
3.404% 4/28/61 (b)	9,610,000	5,932,541
3.5% 4/21/30 (b)	8,990,000	7,939,069
TOTAL MALAYSIA		40,889,493
Mauritius - 0.1%
AXIAN Telecom 7.375% 2/16/27 (b)	5,500,000	4,910,015
Mexico - 4.5%
Braskem Idesa SAPI:
6.99% 2/20/32 (b)	1,995,000	1,197,180
7.45% 11/15/29 (b)	4,800,000	2,982,528
Comision Federal de Electricidad:
3.348% 2/9/31 (b)	2,970,000	2,316,600
4.688% 5/15/29 (b)	12,425,000	11,120,375
Petroleos Mexicanos:
6.5% 3/13/27	9,810,000	8,602,536
6.5% 6/2/41	11,163,000	6,678,990
6.625% 6/15/35	65,174,000	43,480,182
6.7% 2/16/32	14,394,000	10,658,757
6.875% 10/16/25	11,570,000	11,052,474
6.95% 1/28/60	35,910,000	21,155,479
7.69% 1/23/50	65,975,000	42,167,262
TV Azteca SA de CV 8.25% (Reg. S) (d)	27,098,000	9,924,643
TOTAL MEXICO		171,337,006
Morocco - 0.4%
OCP SA:
3.75% 6/23/31 (b)	14,540,000	11,441,526
5.125% 6/23/51 (b)	4,000,000	2,638,520
6.875% 4/25/44 (b)	1,750,000	1,464,873
TOTAL MOROCCO		15,544,919
Nigeria - 0.3%
Access Bank PLC 6.125% 9/21/26 (b)	5,825,000	4,911,757
IHS Holding Ltd. 5.625% 11/29/26 (b)	5,980,000	4,911,015
IHS Netherlands Holdco BV 8% 9/18/27 (b)	2,200,000	1,833,898
TOTAL NIGERIA		11,656,670
Oman - 0.2%
Lamar Funding Ltd. 3.958% 5/7/25 (b)	6,200,000	5,900,788
Panama - 0.7%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41 (b)	11,735,000	9,101,666
5.125% 8/11/61 (b)	5,020,000	3,660,433
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	5,000,000	4,379,350
Cable Onda SA 4.5% 1/30/30 (b)	11,160,000	9,039,600
TOTAL PANAMA		26,181,049
Paraguay - 0.1%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)	4,950,000	4,507,668
Peru - 0.1%
Camposol SA 6% 2/3/27 (b)	4,435,000	2,561,390
Qatar - 2.0%
Qatar Petroleum:
1.375% 9/12/26 (b)	12,840,000	11,437,487
2.25% 7/12/31 (b)	28,970,000	23,161,805
3.125% 7/12/41 (b)	11,965,000	8,233,715
3.3% 7/12/51 (b)	36,535,000	23,602,706
Qtel International Finance Ltd. 2.625% 4/8/31 (b)	11,930,000	9,926,595
TOTAL QATAR		76,362,308
Saudi Arabia - 3.0%
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)	23,470,000	18,977,138
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38 (b)	6,165,000	6,032,576
6.51% 2/23/42 (b)	6,145,000	6,041,641
Saudi Arabian Oil Co.:
2.25% 11/24/30 (b)	18,280,000	14,618,333
3.25% 11/24/50 (b)	20,230,000	12,648,808
3.5% 4/16/29 (b)	34,376,000	30,914,337
4.25% 4/16/39 (b)	18,255,000	14,793,122
4.375% 4/16/49 (b)	16,534,000	12,704,891
TOTAL SAUDI ARABIA		116,730,846
South Africa - 2.2%
Eskom Holdings SOC Ltd.:
6.35% 8/10/28 (b)	13,265,000	12,063,058
7.125% 2/11/25 (b)	24,935,000	24,262,752
8.45% 8/10/28 (b)	8,165,000	7,743,114
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)	11,930,000	7,524,370
Sasol Financing U.S.A. LLC 4.375% 9/18/26	23,115,000	20,418,173
Stillwater Mining Co.:
4% 11/16/26 (b)	5,790,000	5,015,993
4.5% 11/16/29 (b)	2,530,000	1,940,788
The Bidvest Group UK PLC 3.625% 9/23/26 (b)	6,255,000	5,547,184
TOTAL SOUTH AFRICA		84,515,432
Tanzania - 0.1%
HTA Group Ltd. 7% 12/18/25 (b)	3,050,000	2,934,192
Ukraine - 0.3%
NAK Naftogaz Ukraine:
7.625% 11/8/28 (b)	7,055,000	3,527,500
7.65% (Reg. S) (d)	12,084,000	8,096,280
TOTAL UKRAINE		11,623,780
United Arab Emirates - 2.1%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (b)	4,435,000	3,403,729
4.696% 4/24/33 (b)	6,820,000	6,496,050
4.875% 4/23/30 (b)	1,990,000	1,949,941
DAE Funding LLC 1.55% 8/1/24 (b)	6,275,000	5,995,135
DP World Crescent Ltd.:
3.7495% 1/30/30 (b)	4,770,000	4,258,084
3.875% 7/18/29 (Reg. S)	11,147,000	10,103,362
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34 (b)	9,398,825	7,822,360
2.625% 3/31/36 (b)	10,620,000	8,219,455
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	6,960,000	6,758,230
MDGH GMTN RSC Ltd.:
2.875% 11/7/29 (b)	5,705,000	4,978,525
3.375% 3/28/32 (Reg. S)	2,140,000	1,855,680
4.375% 11/22/33 (b)	5,955,000	5,433,044
5.084% 5/22/53 (b)	10,540,000	9,327,900
5.5% 4/28/33 (b)	5,925,000	5,897,271
TOTAL UNITED ARAB EMIRATES		82,498,766
United States of America - 0.2%
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)	9,500,000	7,633,214
Uzbekistan - 0.1%
Uzbekneftegaz JSC 4.75% 11/16/28 (b)	4,640,000	3,741,510
Venezuela - 1.2%
Petroleos de Venezuela SA:
5.375% (d)	152,515,000	8,007,038
5.5% (d)	184,250,000	9,673,125
6% (b)(d)	105,540,000	5,540,850
6% (Reg. S) (d)	89,700,000	4,709,250
8.5% (Reg. S) (d)	20,540,000	9,859,200
9% (Reg. S) (d)	48,700,000	2,751,550
9.75% (b)(d)	71,700,000	3,764,250
12.75% (b)(d)	53,000,000	2,782,500
TOTAL VENEZUELA		47,087,763
TOTAL NONCONVERTIBLE BONDS (Cost $1,722,115,593)		1,242,020,768

Government Obligations - 63.0%
		Principal Amount (a)	Value ($)
Angola - 1.7%
Angola Republic:
8% 11/26/29 (b)		10,895,000	8,937,169
8.25% 5/9/28 (b)		18,775,000	16,215,968
8.75% 4/14/32 (b)		9,205,000	7,379,741
9.125% 11/26/49 (b)		7,695,000	5,498,616
9.375% 5/8/48 (b)		13,330,000	9,796,350
9.5% 11/12/25 (b)		16,180,000	15,792,974
TOTAL ANGOLA			63,620,818
Argentina - 1.6%
Argentine Republic:
0.75% 7/9/30 (e)		54,613,473	15,579,585
1% 7/9/29		30,551,997	8,374,913
3.625% 7/9/35 (e)		65,085,665	16,139,943
4.25% 1/9/38 (e)		53,139,088	15,549,029
Buenos Aires Province 6.375% 9/1/37 (b)(e)		13,320,000	4,327,402
Provincia de Cordoba 6.875% 12/10/25 (b)		3,229,393	2,664,250
TOTAL ARGENTINA			62,635,122
Armenia - 0.3%
Republic of Armenia 3.6% 2/2/31 (b)		13,465,000	10,124,334
Bahrain - 0.3%
Bahrain Kingdom 5.625% 5/18/34 (b)		11,770,000	10,033,219
Barbados - 0.2%
Barbados Government 6.5% 10/1/29 (b)		10,230,000	9,510,115
Benin - 0.1%
Republic of Benin 4.875% 1/19/32 (b)	EUR	7,255,000	5,677,822
Bermuda - 0.4%
Bermuda Government:
2.375% 8/20/30 (b)		5,325,000	4,265,591
3.375% 8/20/50 (b)		5,015,000	3,118,929
3.717% 1/25/27 (b)		5,600,000	5,231,800
5% 7/15/32 (b)		3,830,000	3,549,529
TOTAL BERMUDA			16,165,849
Brazil - 1.9%
Brazilian Federative Republic:
3.875% 6/12/30		9,340,000	8,126,641
4.75% 1/14/50		9,500,000	6,571,625
5% 1/27/45		14,450,000	10,712,219
5.625% 2/21/47		8,822,000	6,999,287
7.125% 1/20/37		8,510,000	8,529,913
8.25% 1/20/34		11,336,000	12,361,341
12.25% 3/6/30		13,881,000	18,753,786
TOTAL BRAZIL			72,054,812
Chile - 1.5%
Chilean Republic:
2.45% 1/31/31		31,325,000	25,713,440
3.1% 1/22/61		20,165,000	11,446,662
3.5% 1/31/34		7,100,000	5,860,411
4% 1/31/52		3,960,000	2,872,940
4.34% 3/7/42		5,555,000	4,478,274
5.33% 1/5/54		9,740,000	8,658,860
TOTAL CHILE			59,030,587
Colombia - 2.6%
Colombian Republic:
3% 1/30/30		45,595,000	34,897,957
3.125% 4/15/31		19,000,000	14,031,500
3.875% 2/15/61		6,730,000	3,476,920
4.125% 5/15/51		6,805,000	3,776,775
5% 6/15/45		27,005,000	17,706,098
5.2% 5/15/49		16,120,000	10,580,846
6.125% 1/18/41		6,410,000	5,023,902
7.375% 9/18/37		3,680,000	3,386,704
7.5% 2/2/34		4,055,000	3,822,446
8% 4/20/33		4,165,000	4,114,895
TOTAL COLOMBIA			100,818,043
Costa Rica - 1.0%
Costa Rican Republic:
5.625% 4/30/43 (b)		17,578,000	14,508,354
6.125% 2/19/31 (b)		11,155,000	10,747,396
6.55% 4/3/34 (b)		9,800,000	9,517,662
7% 4/4/44 (b)		4,575,000	4,318,480
TOTAL COSTA RICA			39,091,892
Dominican Republic - 3.6%
Dominican Republic:
4.5% 1/30/30 (b)		26,505,000	22,401,231
4.875% 9/23/32 (b)		10,930,000	8,871,772
5.3% 1/21/41 (b)		6,000,000	4,402,440
5.875% 1/30/60 (b)		18,130,000	12,925,058
5.95% 1/25/27 (b)		15,654,000	15,128,652
6% 7/19/28 (b)		18,101,000	17,187,986
6.4% 6/5/49 (b)		6,013,000	4,742,694
6.5% 2/15/48 (b)		17,655,000	14,257,825
6.85% 1/27/45 (b)		16,129,000	13,687,876
7.05% 2/3/31 (b)		4,425,000	4,268,222
7.45% 4/30/44 (b)		20,824,000	18,955,671
TOTAL DOMINICAN REPUBLIC			136,829,427
Ecuador - 1.1%
Ecuador Republic:
2.5% 7/31/40 (b)(e)		10,200,000	3,343,254
3.5% 7/31/35 (b)(e)		48,400,000	17,874,120
6% 7/31/30 (b)(e)		42,390,000	21,542,598
TOTAL ECUADOR			42,759,972
Egypt - 2.0%
Arab Republic of Egypt:
7.0529% 1/15/32 (b)		4,740,000	2,715,214
7.5% 1/31/27 (b)		17,344,000	12,481,956
7.5% 2/16/61 (b)		21,325,000	10,704,937
7.6003% 3/1/29 (b)		18,329,000	11,751,455
7.903% 2/21/48 (b)		12,840,000	6,555,847
8.5% 1/31/47 (b)		34,441,000	18,330,189
8.7002% 3/1/49 (b)		25,240,000	13,501,381
TOTAL EGYPT			76,040,979
El Salvador - 0.4%
El Salvador Republic:
6.375% 1/18/27 (b)		2,515,000	2,041,853
7.1246% 1/20/50 (b)		8,578,000	5,533,668
7.625% 2/1/41 (b)		11,695,000	7,971,078
TOTAL EL SALVADOR			15,546,599
Gabon - 0.5%
Gabonese Republic:
6.95% 6/16/25 (b)		9,000,000	7,997,040
7% 11/24/31 (b)		13,095,000	9,713,216
TOTAL GABON			17,710,256
Georgia - 0.4%
Georgia Republic 2.75% 4/22/26 (b)		15,425,000	13,731,027
Ghana - 0.8%
Ghana Republic:
7.75% (b)(d)		12,265,000	5,404,695
8.125% (b)(d)		17,605,000	7,706,941
8.125% (b)(d)		6,566,924	3,063,798
8.627% (b)(d)		12,885,000	5,424,585
10.75% 10/14/30 (b)		15,335,000	10,253,748
TOTAL GHANA			31,853,767
Guatemala - 0.8%
Guatemalan Republic:
3.7% 10/7/33 (b)		2,500,000	1,913,150
4.9% 6/1/30 (b)		2,500,000	2,266,725
5.25% 8/10/29 (b)		9,000,000	8,280,540
5.375% 4/24/32 (b)		5,270,000	4,810,561
6.125% 6/1/50 (b)		5,650,000	4,860,469
6.6% 6/13/36 (b)		7,680,000	7,372,800
TOTAL GUATEMALA			29,504,245
Honduras - 0.0%
Republic of Honduras 6.25% 1/19/27 (b)		2,045,000	1,920,255
Hungary - 1.0%
Hungarian Republic:
2.125% 9/22/31 (b)		11,240,000	8,266,458
3.125% 9/21/51 (b)		20,505,000	11,323,476
5.25% 6/16/29 (b)		6,100,000	5,821,474
5.5% 6/16/34 (b)		6,365,000	5,796,542
6.25% 9/22/32 (b)		4,105,000	4,001,267
6.75% 9/25/52 (b)		4,190,000	3,972,162
TOTAL HUNGARY			39,181,379
Indonesia - 2.6%
Indonesian Republic:
3.85% 10/15/30		10,555,000	9,448,836
5.125% 1/15/45 (b)		20,042,000	18,095,321
5.95% 1/8/46 (b)		6,230,000	6,183,773
6.625% 2/17/37 (b)		15,086,000	16,001,720
6.75% 1/15/44 (b)		6,465,000	6,993,514
7.75% 1/17/38 (b)		17,722,000	20,734,740
8.5% 10/12/35 (b)		19,301,000	23,578,681
TOTAL INDONESIA			101,036,585
Ivory Coast - 0.8%
Ivory Coast:
5.875% 10/17/31 (b)	EUR	17,545,000	15,295,136
6.375% 3/3/28 (b)		18,040,000	16,838,536
TOTAL IVORY COAST			32,133,672
Jamaica - 0.2%
Jamaican Government 7.875% 7/28/45		7,490,000	8,214,433
Jordan - 0.8%
Jordanian Kingdom:
5.85% 7/7/30 (b)		8,860,000	7,839,594
6.125% 1/29/26 (b)		4,385,000	4,284,145
7.375% 10/10/47 (b)		7,320,000	5,997,862
7.5% 1/13/29 (b)		5,010,000	4,892,916
7.75% 1/15/28 (b)		6,645,000	6,600,279
TOTAL JORDAN			29,614,796
Kenya - 0.9%
Republic of Kenya:
6.3% 1/23/34 (b)		13,130,000	8,713,068
6.875% 6/24/24 (b)		8,460,000	7,814,248
7% 5/22/27 (b)		18,115,000	15,316,776
7.25% 2/28/28 (b)		1,965,000	1,577,286
8% 5/22/32 (b)		2,365,000	1,832,875
TOTAL KENYA			35,254,253
Lebanon - 0.2%
Lebanese Republic:
5.8% (d)		8,540,000	679,682
6% (d)		5,256,000	420,480
6.1% (d)		22,896,000	1,812,905
6.2% (Reg. S) (d)		5,669,000	455,447
6.375% (d)		35,061,000	2,803,478
6.65% (Reg. S) (d)		3,000,000	241,410
6.75% (d)		3,000,000	237,480
TOTAL LEBANON			6,650,882
Mexico - 2.2%
United Mexican States:
3.25% 4/16/30		19,910,000	16,918,523
3.75% 1/11/28		4,480,000	4,142,790
4.5% 4/22/29		10,460,000	9,735,854
4.75% 4/27/32		5,375,000	4,832,286
5.75% 10/12/2110		10,595,000	8,405,225
6.05% 1/11/40		30,348,000	28,004,224
6.338% 5/4/53		5,935,000	5,386,013
6.35% 2/9/35		9,065,000	8,850,975
TOTAL MEXICO			86,275,890
Mongolia - 0.1%
Mongolia Government:
3.5% 7/7/27 (b)		2,675,000	2,234,856
5.125% 4/7/26 (b)		2,010,000	1,877,340
TOTAL MONGOLIA			4,112,196
Morocco - 0.3%
Moroccan Kingdom 6.5% 9/8/33 (b)		9,915,000	9,726,417
Nigeria - 2.3%
Republic of Nigeria:
6.125% 9/28/28 (b)		13,115,000	10,423,015
6.5% 11/28/27 (b)		20,043,000	16,692,612
7.143% 2/23/30 (b)		6,415,000	5,050,786
7.625% 11/21/25 (b)		26,862,000	25,647,838
7.625% 11/28/47 (b)		18,415,000	12,194,229
7.696% 2/23/38 (b)		3,500,000	2,440,025
7.875% 2/16/32 (b)		9,000,000	7,076,070
8.375% 3/24/29 (b)		10,100,000	8,640,954
TOTAL NIGERIA			88,165,529
Oman - 2.9%
Sultanate of Oman:
5.625% 1/17/28 (b)		21,625,000	21,030,745
6% 8/1/29 (b)		11,510,000	11,269,096
6.25% 1/25/31 (b)		15,885,000	15,667,217
6.5% 3/8/47 (b)		27,725,000	24,704,361
6.75% 10/28/27 (b)		6,520,000	6,622,625
6.75% 1/17/48 (b)		30,140,000	27,623,611
7% 1/25/51 (b)		2,880,000	2,707,373
TOTAL OMAN			109,625,028
Pakistan - 0.6%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		24,660,000	12,680,665
6.875% 12/5/27 (b)		22,905,000	11,566,567
7.875% 3/31/36 (b)		1,293,000	604,387
TOTAL PAKISTAN			24,851,619
Panama - 2.1%
Panamanian Republic:
2.252% 9/29/32		22,155,000	15,979,737
3.16% 1/23/30		14,515,000	12,165,602
3.298% 1/19/33		16,210,000	12,626,780
3.87% 7/23/60		17,120,000	9,818,320
4.3% 4/29/53		7,000,000	4,545,730
4.5% 5/15/47		8,025,000	5,639,569
4.5% 4/16/50		10,760,000	7,310,882
6.4% 2/14/35		9,790,000	9,461,056
6.853% 3/28/54		3,685,000	3,420,270
TOTAL PANAMA			80,967,946
Paraguay - 0.9%
Republic of Paraguay:
2.739% 1/29/33 (b)		5,873,000	4,450,736
4.95% 4/28/31 (b)		17,130,000	15,796,943
5.4% 3/30/50 (b)		10,075,000	7,922,980
5.6% 3/13/48 (b)		7,470,000	6,040,840
TOTAL PARAGUAY			34,211,499
Peru - 1.1%
Peruvian Republic:
2.783% 1/23/31		12,415,000	10,144,172
3% 1/15/34		21,165,000	16,243,291
3.3% 3/11/41		24,840,000	17,162,204
TOTAL PERU			43,549,667
Philippines - 0.8%
Philippine Republic:
2.65% 12/10/45		7,890,000	4,736,446
2.95% 5/5/45		3,200,000	2,039,264
5% 7/17/33		4,140,000	3,975,766
5.5% 1/17/48		3,675,000	3,451,670
5.609% 4/13/33		6,190,000	6,193,466
5.95% 10/13/47		9,890,000	9,805,144
TOTAL PHILIPPINES			30,201,756
Poland - 0.2%
Bank Gospodarstwa Krajowego 5.375% 5/22/33 (b)		3,640,000	3,421,600
Polish Government 5.5% 4/4/53		6,960,000	6,281,957
TOTAL POLAND			9,703,557
Qatar - 2.6%
State of Qatar:
3.75% 4/16/30 (b)		27,950,000	26,029,835
4.4% 4/16/50 (b)		28,995,000	23,577,284
4.817% 3/14/49 (b)		38,811,000	33,644,868
5.103% 4/23/48 (b)		11,510,000	10,390,883
9.75% 6/15/30 (b)		3,827,000	4,840,772
TOTAL QATAR			98,483,642
Romania - 1.7%
Romanian Republic:
3% 2/27/27 (b)		10,504,000	9,540,783
3% 2/14/31 (b)		22,614,000	18,142,534
3.375% 1/28/50 (Reg. S)	EUR	14,940,000	9,294,279
3.624% 5/26/30 (b)	EUR	5,110,000	4,632,198
3.625% 3/27/32 (b)		10,504,000	8,520,530
4% 2/14/51 (b)		10,990,000	6,968,869
7.125% 1/17/33 (b)		4,210,000	4,301,694
7.625% 1/17/53 (b)		4,154,000	4,232,511
TOTAL ROMANIA			65,633,398
Rwanda - 0.3%
Rwanda Republic 5.5% 8/9/31 (b)		12,780,000	9,871,783
Saudi Arabia - 1.6%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		18,170,000	13,879,336
3.45% 2/2/61 (b)		9,925,000	6,058,121
3.625% 3/4/28 (b)		9,976,000	9,282,868
3.75% 1/21/55 (b)		19,480,000	12,890,111
4.5% 10/26/46 (b)		14,169,000	11,146,611
4.5% 4/22/60 (b)		10,670,000	8,172,687
TOTAL SAUDI ARABIA			61,429,734
Senegal - 0.3%
Republic of Senegal:
6.25% 5/23/33 (b)		9,965,000	7,977,580
6.75% 3/13/48 (b)		5,110,000	3,417,261
TOTAL SENEGAL			11,394,841
Serbia - 0.6%
Republic of Serbia:
2.125% 12/1/30 (b)		18,590,000	13,644,131
6.25% 5/26/28 (b)		3,140,000	3,074,688
6.5% 9/26/33 (b)		4,750,000	4,513,403
TOTAL SERBIA			21,232,222
South Africa - 1.1%
South African Republic:
4.85% 9/30/29		8,535,000	7,307,582
5% 10/12/46		3,190,000	1,967,496
5.65% 9/27/47		22,135,000	14,727,965
5.75% 9/30/49		25,420,000	16,839,479
TOTAL SOUTH AFRICA			40,842,522
Sri Lanka - 1.0%
Democratic Socialist Republic of Sri Lanka:
6.2% (b)(d)		14,360,000	6,600,718
6.825% (b)(d)		13,445,000	6,402,021
6.85% (b)(d)		14,285,000	6,838,944
7.55% (b)(d)		12,490,000	5,760,513
7.85% (b)(d)		26,015,000	11,989,273
TOTAL SRI LANKA			37,591,469
Turkey - 3.2%
Turkish Republic:
4.75% 1/26/26		8,400,000	7,829,472
4.875% 4/16/43		23,555,000	14,901,835
5.125% 2/17/28		11,310,000	10,080,603
5.75% 5/11/47		13,175,000	8,902,084
6% 3/25/27		7,000,000	6,520,570
6% 1/14/41		22,183,000	16,353,308
6.125% 10/24/28		8,780,000	8,007,799
6.375% 10/14/25		17,175,000	16,678,814
6.625% 2/17/45		530,000	404,152
9.125% 7/13/30		8,800,000	8,824,728
9.375% 3/14/29		20,365,000	20,860,277
9.375% 1/19/33		2,175,000	2,209,496
TOTAL TURKEY			121,573,138
Ukraine - 1.5%
Ukraine Government:
6.876% 5/21/31 (b)		7,670,000	1,994,200
7.253% 3/15/35 (b)		15,850,000	4,144,775
7.375% 9/25/34 (b)		11,640,000	3,043,860
7.75% 9/1/24 (b)		29,964,000	10,112,850
7.75% 9/1/25 (b)		43,671,000	14,302,253
7.75% 9/1/26 (b)		35,377,000	10,436,215
7.75% 9/1/27 (b)		7,275,000	2,073,375
7.75% 9/1/28 (b)		7,360,000	2,097,600
7.75% 9/1/29 (b)		10,846,000	3,080,264
7.75% 8/1/41 (b)(c)		8,905,000	4,074,038
9.75% 11/1/30 (b)		3,105,000	915,975
TOTAL UKRAINE			56,275,405
United Arab Emirates - 1.8%
Abu Dhabi National Energy Co. PJSC 4.375% 1/24/29 (b)		6,105,000	5,830,275
Emirate of Abu Dhabi:
3.125% 9/30/49 (b)		42,178,000	27,378,583
3.875% 4/16/50 (b)		34,465,000	25,774,306
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		15,155,000	10,298,277
TOTAL UNITED ARAB EMIRATES			69,281,441
United States of America - 3.5%
U.S. Treasury Bonds:
2.875% 5/15/52		130,074,000	92,225,493
3.625% 2/15/53		16,800,000	13,894,125
U.S. Treasury Notes:
3.625% 3/31/30		6,132,000	5,783,961
3.75% 5/31/30		14,574,000	13,836,191
4% 2/28/30		9,933,000	9,579,137
TOTAL UNITED STATES OF AMERICA			135,318,907
Uruguay - 0.6%
Uruguay Republic 5.1% 6/18/50		24,210,000	21,451,271
Uzbekistan - 0.5%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		7,400,000	5,775,182
3.9% 10/19/31 (b)		13,255,000	10,311,330
5.375% 2/20/29 (b)		4,250,000	3,798,650
TOTAL UZBEKISTAN			19,885,162
Venezuela - 1.3%
Venezuelan Republic:
6% (d)		17,250,000	1,121,250
7% (d)		18,925,000	1,750,563
7.65% (d)		34,825,000	3,134,460
7.75% (Reg. S) (d)		29,380,000	1,909,700
8.25% (d)		30,860,000	2,777,746
9% (Reg. S) (d)		43,195,000	3,563,588
9.25% (d)		62,675,000	6,110,813
9.25% (Reg. S) (d)		70,265,000	6,850,838
9.375% (d)		46,005,000	4,272,087
11.75% (Reg. S) (d)		65,000,000	6,337,500
11.95% (Reg. S) (d)		87,250,000	8,506,875
12.75% (d)		42,425,000	4,136,438
TOTAL VENEZUELA			50,471,858
Zambia - 0.2%
Republic of Zambia:
8.5% (b)(d)		2,190,000	1,195,565
8.97% (b)(d)		15,380,000	8,328,116
TOTAL ZAMBIA			9,523,681
TOTAL GOVERNMENT OBLIGATIONS (Cost $3,187,392,657)			2,418,396,718

Common Stocks - 0.0%
	Shares	Value ($)
Kazakhstan - 0.0%
Nostrum Oil & Gas LP warrants (f)(g) (Cost $0)	709,143	7

Preferred Securities - 1.4%
	Principal Amount (a)	Value ($)
Brazil - 0.2%
Cosan Overseas Ltd. 8.25% (h)	7,030,000	6,996,537
Mexico - 0.8%
Banco Mercantil del Norte SA:
6.75% (b)(c)(h)	12,025,000	11,619,156
7.625% (b)(c)(h)	5,385,000	4,957,754
CEMEX S.A.B. de CV 5.125% (b)(c)(h)	16,320,000	15,172,704
TOTAL MEXICO		31,749,614
Russia - 0.0%
Tinkoff Credit Systems 6% (b)(c)(d)(g)(h)	6,660,000	333,000
United Arab Emirates - 0.4%
DP World Salaam 6% (Reg. S) (c)(h)	13,905,000	13,691,141
TOTAL PREFERRED SECURITIES (Cost $62,322,338)		52,770,292

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (i) (Cost $50,830,330)	50,820,166	50,830,330

TOTAL INVESTMENT IN SECURITIES - 98.1% (Cost $5,022,660,918)	3,764,018,115
NET OTHER ASSETS (LIABILITIES) - 1.9% (j)	71,781,474
NET ASSETS - 100.0%	3,835,799,589

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1	Dec 2023	108,063	(1,881)	(1,881)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	189	Dec 2023	22,431,938	(2,068,518)	(2,068,518)

TOTAL PURCHASED					(2,070,399)

Sold

Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1	Dec 2023	113,781	6,170	6,170

TOTAL FUTURES CONTRACTS					(2,064,229)
The notional amount of futures purchased as a percentage of Net Assets is 0.6%
The notional amount of futures sold as a percentage of Net Assets is 0.0%

Currency Abbreviations
EUR	-	European Monetary Unit

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,482,771,404 or 64.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Non-income producing - Security is in default.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Non-income producing
(g)	Level 3 security
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Includes $1,133,465 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	81,144,900	1,732,122,575	1,762,437,145	2,044,032	28,387	(28,387)	50,830,330	0.1%
Total	81,144,900	1,732,122,575	1,762,437,145	2,044,032	28,387	(28,387)	50,830,330

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, Government Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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